united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Arrow DWA Tactical: Balanced Fund

Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$198	1.92%

How did the Fund perform during the reporting period?

For the one-year period through July 2024, all the Fund’s models had positive performances. The Style Rotation Model was up 22.76%, the Sector Rotation Model was up 14.56%, the Alternative Rotation Model was up 9.45%, the International Equity Rotation Model was up 7.26% and the Fixed Income Rotation Model was up 1.12%.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,300
$13,874
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2014	$9,427	$10,000
Jul-2015	$9,888	$9,997
Jul-2016	$9,900	$9,878
Jul-2017	$10,015	$10,738
Jul-2018	$10,585	$11,361
Jul-2019	$10,714	$11,489
Jul-2020	$11,862	$11,697
Jul-2021	$13,619	$13,861
Jul-2022	$12,834	$12,579
Jul-2023	$13,010	$13,232
Jul-2024	$13,874	$14,300

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	6.64%	5.31%	3.94%
With Load	0.54%	4.06%	3.33%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,795,635
  Number of Portfolio Holdings121
  Advisory Fee (net of waivers)$300,647
  Portfolio Turnover135%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
34.2%
Fixed Income
25.7%
Money Market Funds
13.6%
Industrials
6.2%
Consumer Discretionary
4.8%
Technology
4.5%
Communications
2.6%
Energy
2.5%
Financials
2.4%
Materials
2.2%
Health Care
2.2%
Utilities
1.1%
Mixed Allocation
1.0%
Liabilities in Excess of Other Assets
-3.0%

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Mixed Allocation	1.0%
Utilities	1.1%
Health Care	2.2%
Materials	2.2%
Financials	2.4%
Energy	2.5%
Communications	2.6%
Technology	4.5%
Consumer Discretionary	4.8%
Industrials	6.2%
Money Market Funds	13.6%
Fixed Income	25.7%
Equity	34.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	16.3%
First American Government Obligations Fund, Class X	13.6%
iShares 1-3 Year Treasury Bond ETF	8.1%
iShares Cohen & Steers REIT ETF	5.6%
Alerian MLP Index ETNs	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.2%
iShares iBoxx High Yield Corporate Bond ETF	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.1%
Vanguard Growth ETF	4.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Balanced Fund - Class A Shares (DWAFX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWAFX

Arrow DWA Tactical: Balanced Fund

Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.67%

How did the Fund perform during the reporting period?

For the one-year period through July 2024, all the Fund’s models had positive performances. The Style Rotation Model was up 22.76%, the Sector Rotation Model was up 14.56%, the Alternative Rotation Model was up 9.45%, the International Equity Rotation Model was up 7.26% and the Fixed Income Rotation Model was up 1.12%.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,300
$13,654
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2014	$10,000	$10,000
Jul-2015	$10,411	$9,997
Jul-2016	$10,342	$9,878
Jul-2017	$10,384	$10,738
Jul-2018	$10,898	$11,361
Jul-2019	$10,945	$11,489
Jul-2020	$12,025	$11,697
Jul-2021	$13,713	$13,861
Jul-2022	$12,827	$12,579
Jul-2023	$12,904	$13,232
Jul-2024	$13,654	$14,300

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	5.81%	4.52%	3.16%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,795,635
  Number of Portfolio Holdings121
  Advisory Fee (net of waivers)$300,647
  Portfolio Turnover135%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Mixed Allocation	1.0%
Utilities	1.1%
Health Care	2.2%
Materials	2.2%
Financials	2.4%
Energy	2.5%
Communications	2.6%
Technology	4.5%
Consumer Discretionary	4.8%
Industrials	6.2%
Money Market Funds	13.6%
Fixed Income	25.7%
Equity	34.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	16.3%
First American Government Obligations Fund, Class X	13.6%
iShares 1-3 Year Treasury Bond ETF	8.1%
iShares Cohen & Steers REIT ETF	5.6%
Alerian MLP Index ETNs	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.2%
iShares iBoxx High Yield Corporate Bond ETF	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.1%
Vanguard Growth ETF	4.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Balanced Fund - Class C Shares (DWATX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWATX

Arrow DWA Tactical: Balanced Fund

Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Balanced Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$173	1.67%

How did the Fund perform during the reporting period?

For the one-year period through July 2024, all the Fund’s models had positive performances. The Style Rotation Model was up 22.76%, the Sector Rotation Model was up 14.56%, the Alternative Rotation Model was up 9.45%, the International Equity Rotation Model was up 7.26% and the Fixed Income Rotation Model was up 1.12%.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Balanced Fund
Morningstar Global Flexible Allocation EW Index
$1,600,000
$1,500,000
$1,400,000
$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
$1,508,912
$1,430,043
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2014	$1,000,000	$1,000,000
Jul-2015	$1,051,177	$999,729
Jul-2016	$1,054,819	$987,798
Jul-2017	$1,070,259	$1,073,753
Jul-2018	$1,133,845	$1,136,117
Jul-2019	$1,150,225	$1,148,861
Jul-2020	$1,276,946	$1,169,740
Jul-2021	$1,470,286	$1,386,117
Jul-2022	$1,389,526	$1,257,863
Jul-2023	$1,412,195	$1,323,210
Jul-2024	$1,508,912	$1,430,043

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	6.85%	5.58%	4.20%
Morningstar Global Flexible Allocation EW Index	8.07%	4.48%	3.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$31,795,635
  Number of Portfolio Holdings121
  Advisory Fee (net of waivers)$300,647
  Portfolio Turnover135%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	27.6%
Exchange-Traded Funds	54.2%
Exchange-Traded Notes	5.0%
Money Market Funds	13.2%
Purchased Options	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Mixed Allocation	1.0%
Utilities	1.1%
Health Care	2.2%
Materials	2.2%
Financials	2.4%
Energy	2.5%
Communications	2.6%
Technology	4.5%
Consumer Discretionary	4.8%
Industrials	6.2%
Money Market Funds	13.6%
Fixed Income	25.7%
Equity	34.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arrow DWA Tactical: International ETF	16.3%
First American Government Obligations Fund, Class X	13.6%
iShares 1-3 Year Treasury Bond ETF	8.1%
iShares Cohen & Steers REIT ETF	5.6%
Alerian MLP Index ETNs	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.2%
iShares iBoxx High Yield Corporate Bond ETF	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.1%
Vanguard Growth ETF	4.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Balanced Fund - Institutional Class Shares (DWANX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWANX

Arrow DWA Tactical: Macro Fund

Class A Shares (DWTFX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$189	1.84%

How did the Fund perform during the reporting period?

Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Three of the Fund’s five strategies had positive performance for the period. The Global Alpha strategy was up 26.07%, the U.S. Sector Rotation Strategy was up 17.04%, and the U.S. Style Rotation Strategy was up 15.59%. The Global Equity Strategy was down -5.00% and the Commodity Rotation Strategy was down -35.58% due to losses during the Q4 2023 correction in Energy prices.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
$20,000
$15,000
$10,000
$5,000
$0
$16,198
$16,140
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index
Jul-2014	$9,429	$10,000
Jul-2015	$10,182	$10,807
Jul-2016	$10,225	$10,651
Jul-2017	$10,831	$10,964
Jul-2018	$11,938	$11,146
Jul-2019	$11,469	$11,432
Jul-2020	$11,702	$11,979
Jul-2021	$13,980	$13,464
Jul-2022	$15,499	$14,479
Jul-2023	$15,284	$14,792
Jul-2024	$16,140	$16,198

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	5.61%	7.07%	5.52%
With Load	-0.51%	5.80%	4.90%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,183,130
  Number of Portfolio Holdings13
  Advisory Fee $424,388
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
91.9%
Money Market
5.3%
Future Option
0.0%
Other Assets in Excess of Liabilities
2.8%

Value	Value
Other Assets in Excess of Liabilities	2.8%
Future Option	0.0%
Money Market	5.3%
Equity	91.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Quality Factor ETF	11.7%
iShares S&P 500 Growth ETF	11.6%
Invesco S&P 500 Pure Value ETF	11.2%
Industrial Select Sector SPDR Fund	11.0%
Technology Select Sector SPDR Fund	11.0%
Vanguard Mid-Cap Growth ETF	9.7%
iShares MSCI USA Momentum Factor ETF	8.8%
Financial Select Sector SPDR Fund	8.5%
First Trust Large Cap Core AlphaDEX Fund	8.3%
First American Government Obligations Fund, Class X	5.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Macro Fund - Class A Shares  (DWTFX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWTFX

Arrow DWA Tactical: Macro Fund

Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$265	2.59%

How did the Fund perform during the reporting period?

Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Three of the Fund’s five strategies had positive performance for the period. The Global Alpha strategy was up 26.07%, the U.S. Sector Rotation Strategy was up 17.04%, and the U.S. Style Rotation Strategy was up 15.59%. The Global Equity Strategy was down -5.00% and the Commodity Rotation Strategy was down -35.58% due to losses during the Q4 2023 correction in Energy prices.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
$20,000
$15,000
$10,000
$5,000
$0
$16,198
$15,853
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index
Jul-2014	$10,000	$10,000
Jul-2015	$10,725	$10,807
Jul-2016	$10,689	$10,651
Jul-2017	$11,239	$10,964
Jul-2018	$12,302	$11,146
Jul-2019	$11,722	$11,432
Jul-2020	$11,868	$11,979
Jul-2021	$14,064	$13,464
Jul-2022	$15,471	$14,479
Jul-2023	$15,142	$14,792
Jul-2024	$15,853	$16,198

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	4.70%	6.22%	4.72%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,183,130
  Number of Portfolio Holdings13
  Advisory Fee $424,388
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Future Option	0.0%
Money Market	5.3%
Equity	91.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Quality Factor ETF	11.7%
iShares S&P 500 Growth ETF	11.6%
Invesco S&P 500 Pure Value ETF	11.2%
Industrial Select Sector SPDR Fund	11.0%
Technology Select Sector SPDR Fund	11.0%
Vanguard Mid-Cap Growth ETF	9.7%
iShares MSCI USA Momentum Factor ETF	8.8%
Financial Select Sector SPDR Fund	8.5%
First Trust Large Cap Core AlphaDEX Fund	8.3%
First American Government Obligations Fund, Class X	5.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Macro Fund - Class C Shares (DWTTX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWTTX

Arrow DWA Tactical: Macro Fund

Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow DWA Tactical: Macro Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$164	1.59%

How did the Fund perform during the reporting period?

Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Three of the Fund’s five strategies had positive performance for the period. The Global Alpha strategy was up 26.07%, the U.S. Sector Rotation Strategy was up 17.04%, and the U.S. Style Rotation Strategy was up 15.59%. The Global Equity Strategy was down -5.00% and the Commodity Rotation Strategy was down -35.58% due to losses during the Q4 2023 correction in Energy prices.

Factors that affected the Fund’s performance during the period included:

• Interest rates were held at restrictive levels by the Federal Reserve’s Open Market Committee with no changes between 7/31/2023 and 7/31/2024;

• Increased geopolitical risks associated with the war in Ukraine and increasing tensions between Israel and Hamas and other Iranian proxies caused uncertainty in global markets;

• An equity bull market with leadership concentrated in large-cap technology sector companies (particularly those associated with Artificial Intelligence) but with limited broader market participation;

• Persistent inflationary pressures in food, housing, and energy for much of the period created continuing economic challenges for consumers and small to mid-cap companies alike;

• A strong U.S. Dollar caused price volatility in key commodities such as oil and metals

• Stagflation concerns caused the fixed income markets to struggle with slow growth and high inflation pressuring returns; and

• Encouraging jobs reports during the earlier part of the rolling 1 year period with significantly lower revisions later in the period led to greater concerns about the health of the economy and the consumer.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow DWA Tactical: Macro Fund
Barclay Global Macro Index
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$1,753,036
$1,619,792
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index
Jul-2014	$1,000,000	$1,000,000
Jul-2015	$1,082,775	$1,080,729
Jul-2016	$1,090,399	$1,065,104
Jul-2017	$1,157,992	$1,096,354
Jul-2018	$1,279,252	$1,114,583
Jul-2019	$1,232,049	$1,143,229
Jul-2020	$1,259,525	$1,197,917
Jul-2021	$1,508,071	$1,346,354
Jul-2022	$1,677,010	$1,447,917
Jul-2023	$1,656,242	$1,479,167
Jul-2024	$1,753,036	$1,619,792

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	5.84%	7.31%	5.77%
Barclay Global Macro Index	9.51%	7.22%	4.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$41,183,130
  Number of Portfolio Holdings13
  Advisory Fee $424,388
  Portfolio Turnover76%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	94.4%
Money Market Funds	5.5%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.8%
Future Option	0.0%
Money Market	5.3%
Equity	91.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA Quality Factor ETF	11.7%
iShares S&P 500 Growth ETF	11.6%
Invesco S&P 500 Pure Value ETF	11.2%
Industrial Select Sector SPDR Fund	11.0%
Technology Select Sector SPDR Fund	11.0%
Vanguard Mid-Cap Growth ETF	9.7%
iShares MSCI USA Momentum Factor ETF	8.8%
Financial Select Sector SPDR Fund	8.5%
First Trust Large Cap Core AlphaDEX Fund	8.3%
First American Government Obligations Fund, Class X	5.3%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow DWA Tactical: Macro Fund - Institutional Class Shares (DWTNX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-DWTNX

Arrow Managed Futures Strategy Fund

Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.47%

How did the Fund perform during the reporting period?

The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $209 million at the end of July 2024. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.

Factors that affected the Fund’s performance during the period included:

• The sustained downward trend in bond futures began to wane in Q4 2023 causing the Fund to shift positions after some losses;

• A rally in both U.S. and international equities began in Q4 2023 and continued through the end of the period allowing the Fund to capture gains;

• Trend reversals in energy futures caused mixed results for the Fund;

• The U.S. Dollar trended higher during the period allowing the Fund to capture gains; and

• Across the agriculture complex, the Fund was short most markets except for longs in Cocoa, Coffee and Cattle.  The sector generated favorable returns for the Fund during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
S&P 500® Index
Credit Suisse Managed Futures Liquid Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$34,403
$15,915
$14,606
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow Managed Futures Strategy Fund	S&P 500® Index	Credit Suisse Managed Futures Liquid Index
Jul-2014	$9,426	$10,000	$10,000
Jul-2015	$10,692	$11,121	$12,770
Jul-2016	$11,439	$11,745	$13,302
Jul-2017	$9,355	$13,629	$12,422
Jul-2018	$10,084	$15,843	$11,666
Jul-2019	$11,374	$17,108	$12,249
Jul-2020	$10,069	$19,153	$11,184
Jul-2021	$10,730	$26,134	$13,060
Jul-2022	$14,231	$24,921	$14,820
Jul-2023	$17,217	$28,165	$14,857
Jul-2024	$15,915	$34,403	$14,606

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	-7.56%	6.95%	5.38%
With Load	-12.91%	5.69%	4.76%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$209,527,115
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,625,674
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
79.9%
Mixed Allocation
19.4%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Mixed Allocation	19.4%
Money Market Funds	79.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	79.9%
Arrow Reserve Capital Management ETF	19.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow Managed Futures Strategy Fund - Class A Shares (MFTFX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-MFTFX

Arrow Managed Futures Strategy Fund

Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$213	2.22%

How did the Fund perform during the reporting period?

The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $209 million at the end of July 2024. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.

Factors that affected the Fund’s performance during the period included:

• The sustained downward trend in bond futures began to wane in Q4 2023 causing the Fund to shift positions after some losses;

• A rally in both U.S. and international equities began in Q4 2023 and continued through the end of the period allowing the Fund to capture gains;

• Trend reversals in energy futures caused mixed results for the Fund;

• The U.S. Dollar trended higher during the period allowing the Fund to capture gains; and

• Across the agriculture complex, the Fund was short most markets except for longs in Cocoa, Coffee and Cattle.  The sector generated favorable returns for the Fund during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Arrow Managed Futures Strategy Fund
S&P 500® Index
Credit Suisse Managed Futures Liquid Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$34,403
$15,666
$14,606
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow Managed Futures Strategy Fund	S&P 500® Index	Credit Suisse Managed Futures Liquid Index
Jul-2014	$10,000	$10,000	$10,000
Jul-2015	$11,253	$11,121	$12,770
Jul-2016	$11,975	$11,745	$13,302
Jul-2017	$9,815	$13,629	$12,422
Jul-2018	$10,404	$15,843	$11,666
Jul-2019	$11,649	$17,108	$12,249
Jul-2020	$10,243	$19,153	$11,184
Jul-2021	$10,827	$26,134	$13,060
Jul-2022	$14,267	$24,921	$14,820
Jul-2023	$17,103	$28,165	$14,857
Jul-2024	$15,666	$34,403	$14,606

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-8.40%	6.10%	4.59%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$209,527,115
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,625,674
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Mixed Allocation	19.4%
Money Market Funds	79.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	79.9%
Arrow Reserve Capital Management ETF	19.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow Managed Futures Strategy Fund - Class C Shares (MFTTX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-MFTTX

Arrow Managed Futures Strategy Fund

Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Arrow Managed Futures Strategy Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$117	1.22%

How did the Fund perform during the reporting period?

The market value of the swap makes up 100% of the notional value of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The Fund’s net assets were more than $209 million at the end of July 2024. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index.

Factors that affected the Fund’s performance during the period included:

• The sustained downward trend in bond futures began to wane in Q4 2023 causing the Fund to shift positions after some losses;

• A rally in both U.S. and international equities began in Q4 2023 and continued through the end of the period allowing the Fund to capture gains;

• Trend reversals in energy futures caused mixed results for the Fund;

• The U.S. Dollar trended higher during the period allowing the Fund to capture gains; and

• Across the agriculture complex, the Fund was short most markets except for longs in Cocoa, Coffee and Cattle.  The sector generated favorable returns for the Fund during the period.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Arrow Managed Futures Strategy Fund
S&P 500® Index
Credit Suisse Managed Futures Liquid Index
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$3,440,314
$1,726,516
$1,460,517
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Arrow Managed Futures Strategy Fund	S&P 500® Index	Credit Suisse Managed Futures Liquid Index
Jul-2014	$1,000,000	$1,000,000	$1,000,000
Jul-2015	$1,137,037	$1,112,071	$1,276,970
Jul-2016	$1,218,909	$1,174,502	$1,330,105
Jul-2017	$1,001,322	$1,362,916	$1,242,146
Jul-2018	$1,080,251	$1,584,256	$1,166,602
Jul-2019	$1,221,986	$1,710,772	$1,224,878
Jul-2020	$1,084,757	$1,915,340	$1,118,397
Jul-2021	$1,158,759	$2,613,390	$1,305,953
Jul-2022	$1,540,857	$2,492,143	$1,481,916
Jul-2023	$1,865,273	$2,816,507	$1,485,680
Jul-2024	$1,726,516	$3,440,314	$1,460,517

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-7.44%	7.16%	5.61%
S&P 500® Index	22.15%	15.00%	13.15%
Credit Suisse Managed Futures Liquid Index	-1.70%	3.58%	3.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$209,527,115
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$1,625,674
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	19.6%
Money Market Funds	80.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Mixed Allocation	19.4%
Money Market Funds	79.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	79.9%
Arrow Reserve Capital Management ETF	19.4%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Arrow Managed Futures Strategy Fund - Institutional Class Shares (MFTNX)

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.ArrowFunds.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-MFTNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $49,500
2023 - $49,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $12,000
2023 – $12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow DWA Tactical: Balanced Fund Arrow DWA Tactical: Macro Fund Arrow Managed Futures Strategy Fund

Annual Financial Statements
July 31, 2024

1-877-277-6933

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5%
	COMMERCIAL SUPPORT SERVICES - 0.5%
223	Cintas Corporation	$170,359

	CONSTRUCTION MATERIALS - 1.1%
296	Martin Marietta Materials, Inc.	175,632
646	Vulcan Materials Company	177,333
		352,965
	DIVERSIFIED INDUSTRIALS - 0.4%
170	Eaton Corporation PLC	51,814
532	Emerson Electric Company	62,303
		114,117
	ELECTRIC UTILITIES - 1.1%
9,088	AES Corporation (The)	161,676
2,398	Vistra Corporation	189,969
		351,645
	ELECTRICAL EQUIPMENT - 2.1%
561	A O Smith Corporation	47,707
370	Allegion plc	50,620
325	AMETEK, Inc.	56,381
2,586	Amphenol Corporation, Class A	166,177
866	Carrier Global Corporation	58,983
405	Generac Holdings, Inc.(a)	63,050
140	Hubbell, Inc.	55,391
769	Johnson Controls International plc	55,014
194	Rockwell Automation, Inc.	54,058
166	Trane Technologies PLC	55,490
		662,871
	ENGINEERING & CONSTRUCTION - 1.1%
1,333	Quanta Services, Inc.	353,751

	HEALTH CARE FACILITIES & SERVICES - 2.2%
793	Cardinal Health, Inc.	79,958
366	Cencora, Inc.	87,064
505	HCA Healthcare, Inc.	183,340
1,189	Henry Schein, Inc.(a)	85,537

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
143	McKesson Corporation	$88,234
786	Universal Health Services, Inc., Class B	168,015
		692,148
	HOME CONSTRUCTION - 2.3%
478	DR Horton, Inc.	86,007
479	Lennar Corporation, Class A	84,749
640	Masco Corporation	49,824
2,100	Mohawk Industries, Inc.(a)	338,248
11	NVR, Inc.(a)	94,682
643	PulteGroup, Inc.	84,876
		738,386
	INDUSTRIAL SUPPORT SERVICES - 1.1%
1,609	Fastenal Company	113,837
153	United Rentals, Inc.	115,836
120	WW Grainger, Inc.	117,217
		346,890
	INSURANCE - 1.2%
231	Allstate Corporation (The)	39,529
423	Arch Capital Group Ltd.(a)	40,515
198	Assurant, Inc.	34,624
145	Chubb Ltd.	39,971
326	Cincinnati Financial Corporation	42,582
385	Hartford Financial Services Group, Inc. (The)	42,705
493	Loews Corporation	39,415
193	Progressive Corporation (The)	41,325
166	Travelers Companies, Inc. (The)	35,929
649	W R Berkley Corporation	35,779
		392,374
	INTERNET MEDIA & SERVICES - 1.5%
278	Airbnb, Inc., Class A(a)	38,798
998	Alphabet, Inc., Class C	172,804
11	Booking Holdings, Inc.	40,865
307	Expedia Group, Inc.(a)	39,195
2,646	Match Group, Inc.(a)	100,918

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	INTERNET MEDIA & SERVICES - 1.5% (Continued)
179	Meta Platforms, Inc., Class A	$84,995
		477,575
	LEISURE FACILITIES & SERVICES - 0.7%
2,528	Carnival Corporation(a)	42,116
214	Hilton Worldwide Holdings, Inc.	45,938
175	Marriott International, Inc., Class A	39,778
2,027	Norwegian Cruise Line Holdings Ltd.(a)	37,358
291	Royal Caribbean Cruises Ltd.(a)	45,606
		210,796
	MACHINERY - 0.3%
238	Caterpillar, Inc.	82,396

	METALS & MINING - 1.1%
7,698	Freeport-McMoRan, Inc.	349,566

	OIL & GAS PRODUCERS - 2.2%
4,527	Kinder Morgan, Inc.	95,656
657	Marathon Petroleum Corporation	116,301
1,076	ONEOK, Inc.	89,663
778	Phillips 66	113,183
674	Targa Resources Corporation	91,179
691	Valero Energy Corporation	111,749
2,117	Williams Companies, Inc. (The)	90,904
		708,635
	PUBLISHING & BROADCASTING - 1.1%
11,968	News Corporation, Class B	340,968

	RENEWABLE ENERGY - 0.3%
634	Enphase Energy, Inc.(a)	72,980
116	First Solar, Inc.(a)	25,055
		98,035
	RETAIL - DISCRETIONARY - 1.2%
290	Builders FirstSource, Inc.(a)	48,537
1,155	Ross Stores, Inc.	165,431

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	RETAIL - DISCRETIONARY - 1.2% (Continued)
1,555	TJX Companies, Inc. (The)	$175,746
		389,714
	SEMICONDUCTORS - 1.9%
134	Advanced Micro Devices, Inc.(a)	19,360
127	Analog Devices, Inc.	29,385
296	Applied Materials, Inc.	62,811
180	Broadcom, Inc.	28,922
495	Intel Corporation	15,216
85	KLA Corporation	69,960
65	Lam Research Corporation	59,881
277	Microchip Technology, Inc.	24,592
195	Micron Technology, Inc.	21,415
31	Monolithic Power Systems, Inc.	26,756
181	NVIDIA Corporation	21,181
97	NXP Semiconductors N.V.	25,527
243	ON Semiconductor Corporation(a)	19,015
201	Qorvo, Inc.(a)	24,080
153	QUALCOMM, Inc.	27,685
210	Skyworks Solutions, Inc.	23,860
468	Teradyne, Inc.	61,383
134	Texas Instruments, Inc.	27,311
		588,340
	SOFTWARE - 1.1%
189	Crowdstrike Holdings, Inc., Class A(a)	43,840
817	Fortinet, Inc.(a)	47,419
2,030	Gen Digital, Inc.	52,760
109	Microsoft Corporation	45,600
355	Oracle Corporation	49,505
151	Palo Alto Networks, Inc.(a)	49,034
71	ServiceNow, Inc.(a)	57,822
		345,980
	SPECIALTY FINANCE - 1.1%
349	American Express Company	88,311
573	Capital One Financial Corporation	86,752

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	SPECIALTY FINANCE - 1.1% (Continued)
652	Discover Financial Services	$93,881
1,866	Synchrony Financial	94,775
		363,719
	TECHNOLOGY HARDWARE - 1.5%
4,003	Corning, Inc.	160,160
1,935	Garmin Ltd.	331,369
		491,529
	TRANSPORTATION EQUIPMENT - 0.8%
284	Cummins, Inc.	82,871
824	PACCAR, Inc.	81,296
511	Westinghouse Air Brake Technologies Corporation	82,348
		246,515
	WHOLESALE - DISCRETIONARY - 0.6%
3,346	Copart, Inc.(a)	175,096

	TOTAL COMMON STOCKS (Cost $7,403,979)	9,044,370

	EXCHANGE-TRADED FUNDS — 55.7%
	EQUITY - 29.0%
168,966	Arrow DWA Tactical: International ETF(b)(j)	5,168,518
20,311	Invesco S&P MidCap 400 Pure Growth ETF	1,010,878
29,135	iShares Cohen & Steers REIT ETF	1,768,203
3,522	Vanguard Growth ETF	1,293,631
		9,241,230
	FIXED INCOME - 25.7%
31,366	iShares 1-3 Year Treasury Bond ETF	2,582,676
17,338	iShares 20+ Year Treasury Bond ETF	1,643,816
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,299,382
16,580	iShares iBoxx High Yield Corporate Bond ETF	1,302,193
14,695	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,329,163
		8,157,230

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.7% (Continued)
	MIXED ALLOCATION - 1.0%
3,126	Arrow Reserve Capital Management ETF(j)	$313,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,423,970)	17,711,660

	EXCHANGE-TRADED NOTE — 5.2%
	EQUITY - 5.2%
57,111	Alerian MLP Index ETN (Cost $1,564,196)	1,651,650

	SHORT-TERM INVESTMENT — 13.6%
	MONEY MARKET FUND - 13.6%
4,330,386	First American Government Obligations Fund, 5.22%(c)(h)(i) (Cost $4,330,386)	4,330,386

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (e)
	PUT OPTIONS PURCHASED - 0.0%(e)
18	S&P500 E-Mini Option	GS	09/20/2024	$4,950	$4,970,070	$12,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $21,010)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $21,010)					12,600

	TOTAL INVESTMENTS - 103.0% (Cost $29,743,541)					$32,750,666
	CALL OPTIONS WRITTEN – (0.0)%(f) (Proceeds received - $19,800)					(12,600)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%					(942,431)
	NET ASSETS - 100.0%					$31,795,635

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN – (0.0)% (f)
	CALL OPTIONS WRITTEN – (0.0)%(f)
12	S&P500 E-Mini Option	GS	09/20/2024	$5,800	$3,313,380	$12,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $19,800)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $19,800)					$12,600

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation
8	COMEX Gold 100 Troy Ounces Future(h)	12/27/2024	$1,978,400	$15,680
	TOTAL FUTURES CONTRACTS			$15,680

ETF	- Exchange-Traded Fund

ETN	- Exchange-Traded Note

GS	- Goldman Sachs

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

(a)	Non-income producing security.

(b)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to less than 0.1%.

(f)	Percentage rounds to greater than (0.1)%.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(h)	All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(i)	All or a portion of this investment is pledged as collateral for swap agreements.

(j)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2024

FINANCIAL INDEX SWAP
Notional Value at July 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$2,288,138	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2025	$(78,592)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2024.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
7	5 Yr T-Note	Sep-24	Morgan Stanley	$779,142	1.71%	$1,627
6	Aussie 10Yr Bond	Sep-24	Morgan Stanley	471,497	1.03%	5,557
1	Aussue 3 Yr Bond	Sep-24	Morgan Stanley	78,987	0.17%	497
9	Australian Dollar CME	Sep-24	Morgan Stanley	620,357	1.36%	(20,449)
27	British Pound CME	Sep-24	Morgan Stanley	2,132,150	4.67%	(360)
3	Cac Index	Aug-24	Morgan Stanley	208,004	0.46%	(1,079)
12	Canadian Bond	Sep-24	Morgan Stanley	1,099,454	2.41%	11,431
1	Dax Index	Sep-24	Morgan Stanley	722,680	1.58%	5,229
1	Emini Nasdaq	Sep-24	Morgan Stanley	361,177	0.79%	(22,675)
2	Emini S&P	Sep-24	Morgan Stanley	578,908	1.27%	(10,091)
11	Euro Btp Futures	Sep-24	Morgan Stanley	1,386,166	3.04%	8,338
6	Euro_Stoxx50	Sep-24	Morgan Stanley	332,621	0.73%	(3,942)
8	Ftse Index	Sep-24	Morgan Stanley	838,041	1.84%	7,048
7	Gilts	Sep-24	Morgan Stanley	862,067	1.89%	8,955
32	Ice 3Mth Sonia Future	Dec-24	Morgan Stanley	9,694,396	21.23%	7,377
12	Mexican Peso CME	Sep-24	Morgan Stanley	316,950	0.69%	(13,308)
5	Mini Dow	Sep-24	Morgan Stanley	993,462	2.18%	17,761
5	New Zealand Dollar CME	Sep-24	Morgan Stanley	293,515	0.64%	(8,187)
1	Osk Nikkei	Sep-24	Morgan Stanley	271,597	0.59%	(14,226)
6	Sfe Spi 200	Sep-24	Morgan Stanley	805,912	1.76%	12,817
2	Topix Index	Sep-24	Morgan Stanley	395,889	0.87%	(13,864)
10	Us 10 Yr Notes	Sep-24	Morgan Stanley	1,089,559	2.39%	5,503
7	US T.Bond	Sep-24	Morgan Stanley	838,686	1.84%	8,171
						$(7,870)

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(6)		2 Yr T-Note	Sep-24	Morgan Stanley	$(1,212,131)	2.65%	$(2,620)
(26)		Canadian Dollar CME	Sep-24	Morgan Stanley	(1,876,758)	4.11%	5,573
(1)		CFE Vix	Aug-24	Morgan Stanley	(20,368)	0.04%	253
(0	) *	CFE Vix	Sep-24	Morgan Stanley	(4,199)	0.01%	44
(0	) *	CFE Vix	Oct-24	Morgan Stanley	(4,672)	0.01%	(34)
(24)		Erx 2 Bund	Sep-24	Morgan Stanley	(2,809,632)	6.15%	(9,981)
(4)		Erx Bobl	Sep-24	Morgan Stanley	(494,704)	1.08%	(4,469)
(1)		Eur/Usd CME	Sep-24	Morgan Stanley	(182,073)	0.40%	(115)
(18)		Euribor	Mar-25	Morgan Stanley	(4,671,458)	10.23%	(11,437)
(1)		Euro Bund	Sep-24	Morgan Stanley	(184,312)	0.40%	(3,830)
(1)		Euro Oat Futures	Sep-24	Morgan Stanley	(100,933)	0.22%	(1,081)
(2)		Hang Seng Index	Aug-24	Morgan Stanley	(177,323)	0.39%	(1,525)
(2)		Japan Govt Bond Ose	Sep-24	Morgan Stanley	(1,976,154)	4.33%	1,797
(5)		Japanese Yen CME	Sep-24	Morgan Stanley	(435,639)	0.95%	(24,539)
(6)		Sw iss Franc CME	Sep-24	Morgan Stanley	(840,163)	1.84%	(13,379)
(13)		Three-Month Sofr	Dec-24	Morgan Stanley	(3,201,636)	7.01%	(3,371)
							$(68,714)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.04%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at July 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
$1,609,837	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2025	$54,011
	Net Unrealized Depreciation on Swap Contracts					$(24,581)

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2024.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
12		Aluminium LME	Sep-24	Morgan Stanley	$666,633	6.59%	$(85,711)
1		Brent Oil	Sep-24	Morgan Stanley	80,843	0.80%	(3,225)
0	*	Cocoa NY	Sep-24	Morgan Stanley	35,837	0.35%	(660)
3		Coffee NY	Sep-24	Morgan Stanley	232,073	2.30%	(6,637)
1		Coffee NY	Oct-24	Morgan Stanley	42,780	0.42%	37
1		Crude Oil	Sep-24	Morgan Stanley	54,888	0.54%	(2,229)
1		Gas Oil Ldn	Dec-24	Morgan Stanley	46,846	0.46%	(2,041)
1		Gasoline Blendstock	Sep-24	Morgan Stanley	108,301	1.07%	94
2		Gold CMX	Oct-24	Morgan Stanley	582,942	5.77%	5,841
1		Hi Gr. Copper	Sep-24	Morgan Stanley	110,383	1.09%	(6,079)
3		Iron Ore Cfr China Future	Oct-24	Morgan Stanley	31,575	0.31%	(730)
3		Live Cattle	Oct-24	Morgan Stanley	205,883	2.04%	698
3		Nickel LME	Oct-24	Morgan Stanley	310,798	3.07%	(5,951)
0	*	Platinum NMX	Dec-24	Morgan Stanley	6,341	0.06%	— ^
1		Silver CMX	Sep-24	Morgan Stanley	183,970	1.82%	(5,649)
11		Zinc LME	Oct-24	Morgan Stanley	730,884	7.23%	(72,238)
							$(184,480)

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(12)		Aluminium LME	Sep-24	Morgan Stanley	(680,353)	6.73%	59,148
(1)		Aluminium LME	Dec-24	Morgan Stanley	(39,569)	0.37%	(929)
(8)		Beanmeal	Dec-24	Morgan Stanley	(249,412)	2.47%	161
(10)		Beanoil	Dec-24	Morgan Stanley	(262,273)	2.59%	12,699
(26)		Corn	Dec-24	Morgan Stanley	(524,548)	5.19%	15,037
(5)		Cotton	Dec-24	Morgan Stanley	(167,553)	1.66%	3,436
(1)		Heating Oil	Oct-24	Morgan Stanley	(88,228)	0.82%	(210)
(11)		Kcbt Red Wheat	Dec-24	Morgan Stanley	(317,236)	3.14%	10,780
(4)		Lean Hogs	Oct-24	Morgan Stanley	(124,955)	1.24%	(7,887)
(9)		Natural Gas	Oct-24	Morgan Stanley	(189,645)	1.88%	14,058
(0	) *	Natural Gas Ttf (Gts)	Sep-24	Morgan Stanley	(12,382)	0.12%	(877)
(6)		Nickel LME	Sep-24	Morgan Stanley	(551,607)	5.14%	6,442
(1)		Nickel LME	Dec-24	Morgan Stanley	(64,523)	0.60%	(2,547)
(9)		Soybeans	Nov-24	Morgan Stanley	(448,455)	4.44%	16,073
(8)		Sugar NY	Oct-24	Morgan Stanley	(177,588)	1.76%	(2,577)
(11)		Wheat	Dec-24	Morgan Stanley	(301,639)	2.98%	8,013
(10)		Wpg Canola	Nov-24	Morgan Stanley	(87,355)	0.86%	1,754
(11)		Zinc LME	Sep-24	Morgan Stanley	(719,523)	7.12%	49,327
							$181,901

*	Less than 1 contract

^	Less than $1 US Dollar

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 16.97%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 91.9%
	EQUITY - 91.9%
79,662	Financial Select Sector SPDR Fund	$3,484,416
34,026	First Trust Large Cap Core AlphaDEX Fund	3,404,642
35,444	Industrial Select Sector SPDR Fund	4,531,870
52,347	Invesco S&P 500 Pure Value ETF	4,626,428
18,989	iShares MSCI USA Momentum Factor ETF	3,626,329
28,189	iShares MSCI USA Quality Factor ETF	4,842,305
52,541	iShares S&P 500 Growth ETF	4,796,468
20,630	Technology Select Sector SPDR Fund	4,513,844
17,102	Vanguard Mid-Cap Growth ETF	3,992,462
	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,055,640)	37,818,764

	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
2,196,793	First American Government Obligations Fund, Class X, 5.22%(a)(c)(e) (Cost $2,196,793)	2,196,793

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
48	S&P500 E-Mini Option	GS	09/20/2024	$4,950	$13,253,520	$33,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $56,026)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $56,026)					33,600

	TOTAL INVESTMENTS - 97.3% (Cost $33,308,459)					$40,049,157
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds received - $49,500)					(31,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%					1,165,473
	NET ASSETS - 100.0%					$41,183,130

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
30	S&P500 E-Mini Option	GS	09/20/2024	$5,800	$8,283,450	$31,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $49,500)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $49,500)					$31,500

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
23	COMEX Silver Future(e)	09/26/2024	$3,327,870	$(116,930)
	TOTAL FUTURES CONTRACTS			$(116,930)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the ADWAT Fund Limited. See Note 2.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.4%
	MIXED ALLOCATION - 19.4%
405,877	Arrow Reserve Capital Management ETF(a)(e) (Cost $40,605,368)	$40,665,547

	SHORT-TERM INVESTMENT — 79.9%
	MONEY MARKET FUND - 79.9%
167,330,509	First American Government Obligations Fund, Class X, 5.22%(b)(c)(d) (Cost $167,330,509)	167,330,509

	TOTAL INVESTMENTS - 99.3% (Cost $207,935,877)	$207,996,056
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	1,531,059
	NET ASSETS - 100.0%	$209,527,115

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(d)	All or a portion of this investment is pledged as collateral for swap agreements.

(e)	Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

FINANCIAL INDEX SWAP
Notional Value at July 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$96,568,021	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2025	$(3,317,302)

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of July 31, 2024.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
305	5 Yr T-Note	Sep-24	Morgan Stanley	$32,882,733	1.71%	$68,655
264	Aussie 10Yr Bond	Sep-24	Morgan Stanley	19,898,956	1.03%	234,519
48	Aussue 3 Yr Bond	Sep-24	Morgan Stanley	3,333,563	0.17%	20,976
400	Australian Dollar CME	Sep-24	Morgan Stanley	26,181,413	1.36%	(863,036)
1,119	British Pound CME	Sep-24	Morgan Stanley	89,984,762	4.67%	(15,178)
107	Cac Index	Aug-24	Morgan Stanley	8,778,537	0.46%	(45,545)
521	Canadian Bond	Sep-24	Morgan Stanley	46,401,104	2.41%	482,436
61	Dax Index	Sep-24	Morgan Stanley	30,499,827	1.58%	220,677
39	Emini Nasdaq	Sep-24	Morgan Stanley	15,243,023	0.79%	(956,960)
88	Emini S&P	Sep-24	Morgan Stanley	24,432,092	1.27%	(425,884)
454	Euro Btp Futures	Sep-24	Morgan Stanley	58,501,443	3.04%	351,909
265	Euro_Stoxx50	Sep-24	Morgan Stanley	14,037,855	0.73%	(166,389)
329	Ftse Index	Sep-24	Morgan Stanley	35,368,482	1.84%	297,454
285	Gilts	Sep-24	Morgan Stanley	36,382,472	1.89%	377,949
1,334	Ice 3Mth Sonia Future	Dec-24	Morgan Stanley	409,140,029	21.23%	311,338
500	Mexican Peso CME	Sep-24	Morgan Stanley	13,376,490	0.69%	(561,637)
204	Mini Dow	Sep-24	Morgan Stanley	41,927,823	2.18%	749,569
208	New Zealand Dollar CME	Sep-24	Morgan Stanley	12,387,440	0.64%	(345,508)
44	Osk Nikkei	Sep-24	Morgan Stanley	11,462,397	0.59%	(600,407)
258	Sfe Spi 200	Sep-24	Morgan Stanley	34,012,530	1.76%	540,946
90	Topix Index	Sep-24	Morgan Stanley	16,708,017	0.87%	(585,116)
411	Us 10 Yr Notes	Sep-24	Morgan Stanley	45,983,503	2.39%	232,246
293	US T.Bond	Sep-24	Morgan Stanley	35,395,689	1.84%	344,860
						$(332,126)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(249)	2 Yr T-Note	Sep-24	Morgan Stanley	$(51,156,502)	2.65%	$(110,576)
(1,091)	Canadian Dollar CME	Sep-24	Morgan Stanley	(79,206,272)	4.11%	235,182
(54)	CFE Vix	Aug-24	Morgan Stanley	(859,599)	0.04%	10,680
(11)	CFE Vix	Sep-24	Morgan Stanley	(177,228)	0.01%	1,862
(11)	CFE Vix	Oct-24	Morgan Stanley	(197,159)	0.01%	(1,394)
(1,033)	Erx 2 Bund	Sep-24	Morgan Stanley	(118,577,065)	6.15%	(421,228)
(164)	Erx Bobl	Sep-24	Morgan Stanley	(20,878,379)	1.08%	(188,619)
(57)	Eur/Usd CME	Aug-24	Morgan Stanley	(7,684,177)	0.40%	(4,866)
(749)	Euribor	Sep-24	Morgan Stanley	(197,153,121)	10.23%	(482,692)
(54)	Euro Bund	Sep-24	Morgan Stanley	(7,778,649)	0.40%	(161,640)
(31)	Euro Oat Futures	Sep-24	Morgan Stanley	(4,259,758)	0.22%	(45,603)
(67)	Hang Seng Index	Sep-24	Morgan Stanley	(7,483,701)	0.39%	(64,354)
(88)	Japan Govt Bond Ose	Sep-24	Morgan Stanley	(83,401,137)	4.33%	75,838
(220)	Japanese Yen CME	Dec-24	Morgan Stanley	(18,385,611)	0.95%	(1,035,654)
(248)	Sw iss Franc CME	Mar-25	Morgan Stanley	(35,458,025)	1.84%	(564,646)
(567)	Three-Month Sofr	Sep-24	Morgan Stanley	(135,121,114)	7.01%	(142,267)
						$(2,899,977)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.04%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

COMMODITY INDEX SWAP ++
Notional Value at July 31, 2024	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
$111,231,369	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/25/2025	$3,570,522
	Net Unrealized Appreciation on Swap Contracts					$253,220

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2024.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
814	Aluminium LME	Sep-24	Morgan Stanley	$45,995,966	6.59%	$(5,913,937)
69	Brent Oil	Sep-24	Morgan Stanley	5,577,957	0.80%	(222,495)
31	Cocoa NY	Sep-24	Morgan Stanley	2,472,683	0.35%	(45,520)
186	Coffee NY	Sep-24	Morgan Stanley	16,012,477	2.30%	(457,950)
34	Coffee NY	Oct-24	Morgan Stanley	2,951,689	0.42%	2,569
49	Crude Oil	Sep-24	Morgan Stanley	3,787,112	0.54%	(153,772)
43	Gas Oil Ldn	Dec-24	Morgan Stanley	3,232,254	0.46%	(140,809)
79	Gasoline Blendstock	Sep-24	Morgan Stanley	7,472,531	1.07%	6,504
163	Gold CMX	Oct-24	Morgan Stanley	40,221,558	5.77%	402,980
73	Hi Gr. Copper	Sep-24	Morgan Stanley	7,616,142	1.09%	(419,434)
216	Iron Ore Cfr China Future	Oct-24	Morgan Stanley	2,178,573	0.31%	(50,362)
190	Live Cattle	Oct-24	Morgan Stanley	14,205,427	2.04%	48,152
217	Nickel LME	Oct-24	Morgan Stanley	21,444,306	3.07%	(410,576)
9	Platinum NMX	Dec-24	Morgan Stanley	437,539	0.06%	— ^
88	Silver CMX	Sep-24	Morgan Stanley	12,693,440	1.82%	(389,791)
761	Zinc LME	Oct-24	Morgan Stanley	50,429,170	7.23%	(4,984,219)
						$(12,728,660)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(831)	Aluminium LME	Sep-24	Morgan Stanley	$(46,942,614)	6.73%	$4,081,049
(47)	Aluminium LME	Dec-24	Morgan Stanley	(2,733,992)	0.37%	(64,193)
(545)	Beanmeal	Dec-24	Morgan Stanley	(17,208,798)	2.47%	11,099
(713)	Beanoil	Dec-24	Morgan Stanley	(18,096,143)	2.59%	876,236
(1,811)	Corn	Dec-24	Morgan Stanley	(36,192,490)	5.19%	1,037,538
(335)	Cotton	Dec-24	Morgan Stanley	(11,560,747)	1.66%	237,074
(59)	Heating Oil	Oct-24	Morgan Stanley	(6,096,099)	0.82%	(14,540)
(774)	Kcbt Red Wheat	Dec-24	Morgan Stanley	(21,888,452)	3.14%	743,783
(284)	Lean Hogs	Oct-24	Morgan Stanley	(8,621,605)	1.24%	(544,193)
(605)	Natural Gas	Oct-24	Morgan Stanley	(13,085,035)	1.88%	969,982
(31)	Natural Gas Ttf (Gts)	Sep-24	Morgan Stanley	(854,349)	0.12%	(60,496)
(385)	Nickel LME	Sep-24	Morgan Stanley	(38,113,146)	5.14%	445,105
(44)	Nickel LME	Dec-24	Morgan Stanley	(4,458,226)	0.60%	(175,958)
(605)	Soybeans	Nov-24	Morgan Stanley	(30,942,295)	4.44%	1,108,965
(578)	Sugar NY	Oct-24	Morgan Stanley	(12,253,113)	1.76%	(177,799)
(754)	Wheat	Dec-24	Morgan Stanley	(20,812,361)	2.98%	552,875
(666)	Wpg Canola	Nov-24	Morgan Stanley	(6,027,272)	0.86%	120,998
(749)	Zinc LME	Sep-24	Morgan Stanley	(49,645,297)	7.12%	3,403,440
						$12,550,965

^	Less than $1 US Dollar

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 16.97%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$24,896,596	$33,308,459	$167,330,509
Affiliated companies, At cost	4,846,945	—	40,605,368
Investments, At cost	$29,743,541	$33,308,459	$207,935,877
Unaffiliated companies, At value	$27,268,948	$40,049,157	$167,330,509
Affiliated companies, At value	5,481,718	—	40,665,547
Investments, At value	$32,750,666	$40,049,157	$207,996,056
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	454,557	751,500	—
Options - Goldman Sachs & Co. LLC	156,778	580,072	—
Unrealized appreciation on swap contracts	—	—	253,220
Unrealized appreciation on futures contracts	15,680	—	—
Receivable for Fund shares sold	694	—	649,618
Receivable for securities sold	796,028	—	—
Dividends and interest receivable	26,404	11,688	897,924
Prepaid expenses and other assets	22,885	56,212	93,907
TOTAL ASSETS	34,223,692	41,448,629	209,890,725

LIABILITIES
Options written, at value (Proceeds Received $19,800, $49,500, and $0)	12,600	31,500	—
Payable for investments purchased	2,283,350	—	—
Unrealized depreciation on swap contracts	24,581	—	—
Investment advisory fees payable	22,690	29,220	155,451
Unrealized depreciation on futures contracts	—	116,930	—
Payable for fund shares repurchased	24,536	1,954	70,103
Payable to related parties	20,883	36,254	94,914
Distribution (12b-1) fees payable	1,166	3,890	9,080
Accrued expenses and other liabilities	38,251	45,751	34,062
TOTAL LIABILITIES	2,428,057	265,499	363,610
NET ASSETS	$31,795,635	$41,183,130	$209,527,115

Net Assets Consist Of:

Paid in capital	$29,533,411	$36,786,581	$215,511,648
Accumulated earnings (deficit)	2,262,224	4,396,549	(5,984,533)
NET ASSETS	$31,795,635	$41,183,130	$209,527,115

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2024

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$24,789,972	$24,735,725	$28,341,437
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,133,284	2,704,761	4,846,168
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.62	$9.15	$5.85
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.33	$9.71	$6.21

Class C Shares:
Net Assets	$2,719,171	$2,254,467	$2,490,679
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	261,959	278,226	473,475
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.38	$8.10	$5.26

Institutional Class Shares:
Net Assets	$4,286,492	$14,192,938	$178,694,999
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	359,609	1,534,071	29,934,546
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.92	$9.25	$5.97

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2024

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$617,284	$638,522	$—
Dividends from affiliated companies	140,439	—	2,045,396
Interest	311,594	82,972	8,111,982
Less: Witholding tax	(33)	—	—
TOTAL INVESTMENT INCOME	1,069,284	721,494	10,157,378

EXPENSES
Investment advisory fees	303,988	424,388	1,646,566
Distribution (12b-1) fees, Class A	62,434	65,227	84,021
Distribution (12b-1) fees, Class C	31,769	30,079	29,167
Registration fees	62,680	62,394	84,768
Administrative services fees	57,093	68,859	213,213
Professional fees	36,046	37,222	71,248
Transfer agent fees	30,944	41,545	116,156
Third party administrative servicing fees	26,844	43,891	87,662
Accounting services fees	14,985	28,994	95,369
Custodian fees	10,265	8,664	21,731
Printing and postage expenses	9,206	13,470	18,105
Trustees’ fees and expenses	8,443	8,511	8,584
Insurance expense	2,993	5,982	10,078
Compliance officer fees	2,922	4,645	16,134
Other expenses	2,715	2,825	2,563
TOTAL EXPENSES	663,327	846,696	2,505,365
Less: Fees waived	(3,341)	—	(20,892)
NET EXPENSES	659,986	846,696	2,484,473

NET INVESTMENT INCOME (LOSS)	409,298	(125,202)	7,672,905
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Securities, unaffiliated companies	647,644	(691,966)	1,500
Securities, affiliated companies	133,307	—	(26,000)
Futures contracts	198,914	(1,197,305)	—
Swap contracts	(549,970)	—	(20,447,697)
Written options	(205,448)	(356,279)	—
	224,447	(2,245,550)	(20,472,197)
Net change in unrealized appreciation/ (depreciation) of:
Securities, unaffiliated companies	978,000	3,834,663	—
Securities, affiliated companies	168,602	—	204,540
Futures contracts	83,380	(331,550)	—
Swap contracts	(94,675)	—	(2,294,354)
Written Options	166,950	241,650	—
	1,302,257	3,744,763	(2,089,814)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,526,704	1,499,213	(22,562,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,936,002	$1,374,011	$(14,889,106)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment income	$409,298	$330,505
Net realized gain (loss) from securities, futures contracts, written options and swap contracts	224,447	(271,854)
Net change in unrealized appreciation of securities, futures contracts, written options and swap contracts	1,302,257	396,041
Net increase in net assets resulting from operations	1,936,002	454,692

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,067,233)	(1,558,278)
Class C	(93,882)	(256,219)
Institutional Class	(277,958)	(466,866)
Net decrease in net assets from distributions to shareholders	(1,439,073)	(2,281,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,298,733	1,153,270
Class C	26,668	28,298
Institutional Class	433,674	1,952,859
Net asset value of shares issued in reinvestment of distributions:
Class A	981,697	1,417,170
Class C	91,429	250,540
Institutional Class	261,293	448,308
Redemption fee proceeds:
Class A	1	15
Institutional Class	—	0 *
Payments for shares redeemed:
Class A	(4,378,661)	(3,706,089)
Class C	(1,765,962)	(1,323,295)
Institutional Class	(3,955,223)	(3,396,136)
Net decrease in net assets from shares of beneficial interest	(7,006,351)	(3,175,060)
TOTAL DECREASE IN NET ASSETS	(6,509,422)	(5,001,731)

NET ASSETS
Beginning of Year	38,305,057	43,306,788
End of Year	$31,795,635	$38,305,057

*	Less than $1 dollar.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023

SHARE ACTIVITY - Class A
Shares Sold	117,264	101,606
Shares Reinvested	90,646	126,759
Shares Redeemed	(392,766)	(324,339)
Net decrease in shares of beneficial interest outstanding	(184,856)	(95,974)

SHARE ACTIVITY - Class C
Shares Sold	2,655	2,795
Shares Reinvested	9,406	25,029
Shares Redeemed	(179,146)	(129,579)
Net decrease in shares of beneficial interest outstanding	(167,085)	(101,755)

SHARE ACTIVITY - Institutional Class
Shares Sold	37,923	163,406
Shares Reinvested	23,561	39,188
Shares Redeemed	(350,436)	(287,286)
Net decrease in shares of beneficial interest outstanding	(288,952)	(84,692)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment income (loss)	$(125,202)	$1,142,128
Net realized loss from securities, futures contracts and written options	(2,245,550)	(1,143,006)
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and written options	3,744,763	(2,117,844)
Net increase (decrease) in net assets resulting from operations	1,374,011	(2,118,722)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(343,238)	(2,127,872)
Class C	(5,558)	(368,229)
Institutional Class	(265,581)	(2,645,747)
Net decrease in net assets from distributions to shareholders	(614,377)	(5,141,848)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	875,610	4,690,449
Class C	18,900	114,003
Institutional Class	1,992,386	16,335,299
Net asset value of shares issued in reinvestment of distributions:
Class A	319,433	1,913,166
Class C	5,363	354,794
Institutional Class	240,595	2,292,281
Redemption fee proceeds:
Class A	—	534
Institutional Class	93	2,503
Payments for shares redeemed:
Class A	(6,827,922)	(5,927,572)
Class C	(1,946,207)	(2,456,824)
Institutional Class	(16,136,486)	(29,742,920)
Net decrease in net assets from shares of beneficial interest	(21,458,235)	(12,424,287)

TOTAL DECREASE IN NET ASSETS	(20,698,601)	(19,684,857)

NET ASSETS
Beginning of Year	61,881,731	81,566,588
End of Year	$41,183,130	$61,881,731

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
SHARE ACTIVITY - Class A
Shares Sold	102,690	521,687
Shares Reinvested	38,118	222,720
Shares Redeemed	(801,431)	(683,850)
Net increase (decrease) in shares of beneficial interest outstanding	(660,623)	60,557

SHARE ACTIVITY - Class C
Shares Sold	2,523	13,832
Shares Reinvested	719	46,561
Shares Redeemed	(257,055)	(314,475)
Net decrease in shares of beneficial interest outstanding	(253,813)	(254,082)

SHARE ACTIVITY - Institutional Class
Shares Sold	231,612	1,780,909
Shares Reinvested	28,405	264,088
Shares Redeemed	(1,904,122)	(3,353,681)
Net decrease in shares of beneficial interest outstanding	(1,644,105)	(1,308,684)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment income	$7,672,905	$4,057,466
Net realized gain (loss) from securities and swap contracts	(20,472,197)	18,757,111
Net change in unrealized appreciation/(depreciation) of securities and swap contracts	(2,089,814)	6,757,608
Net increase (decrease) in net assets resulting from operations	(14,889,106)	29,572,185

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(3,294,010)	(8,022,508)
Class C	(340,303)	(1,182,842)
Institutional Class	(13,081,987)	(40,719,040)
Net decrease in net assets from distributions to shareholders	(16,716,300)	(49,924,390)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,965,862	24,731,543
Class C	1,525,230	2,723,282
Institutional Class	80,745,810	49,746,373
Net asset value of shares issued in reinvestment of distributions:
Class A	3,137,937	7,777,112
Class C	322,395	1,114,021
Institutional Class	12,473,367	33,562,917
Redemption fee proceeds:
Class A	23,835	15,981
Class C	251	2,293
Institutional Class	2,131	6,250
Payments for shares redeemed:
Class A	(22,962,596)	(12,509,544)
Class C	(2,300,014)	(2,824,660)
Institutional Class	(39,683,933)	(26,546,711)
Net increase in net assets from shares of beneficial interest	51,250,275	77,798,857

TOTAL INCREASE IN NET ASSETS	19,644,869	57,446,652

NET ASSETS
Beginning of Year	189,882,246	132,435,594
End of Year	$209,527,115	$189,882,246

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
SHARE ACTIVITY - Class A
Shares Sold	2,800,702	3,441,853
Shares Reinvested	532,757	1,105,421
Shares Redeemed	(3,709,820)	(1,805,668)
Net increase (decrease) in shares of beneficial interest outstanding	(376,361)	2,741,606

SHARE ACTIVITY - Class C
Shares Sold	259,131	422,923
Shares Reinvested	60,487	170,982
Shares Redeemed	(418,174)	(443,918)
Net increase (decrease) in shares of beneficial interest outstanding	(98,556)	149,987

SHARE ACTIVITY - Institutional Class
Shares Sold	13,013,614	6,905,935
Shares Reinvested	2,075,435	4,714,072
Shares Redeemed	(6,196,335)	(3,720,717)
Net increase in shares of beneficial interest outstanding	8,892,714	7,899,290

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,
Class A Shares	2024	2023	2022		2021	2020
Net asset value, beginning of year	$11.38	$11.90	$13.25		$12.92	$11.91
Activity from investment operations:
Net investment income (loss) (1)	0.14	0.09	(0.00	) (7)	(0.10)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	0.58	0.07	(0.73)		1.92	1.25
Total from investment operations	0.72	0.16	(0.73)		1.82	1.25
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.48)	(0.31)	—		(0.03)	(0.15)
Net realized gains	—	(0.37)	(0.62)		(1.46)	(0.09)
Total distributions	(0.48)	(0.68)	(0.62)		(1.49)	(0.24)
Net asset value, end of year	$11.62	$11.38	$11.90		$13.25	$12.92
Total return (2)	6.64%	1.37%	(5.76)%		14.81%	10.72%
Net assets, end of year (000s)	$24,790	$26,386	$28,725		$33,420	$25,289
Ratio of gross expenses to average net assets (4)(6)	1.93%	1.85%	1.85%		1.86%	1.83%
Ratio of net expenses to average net assets (4)	1.92%	1.84%	1.84%		1.85%	1.82%
Ratio of net investment income (loss) to average net assets (4)(5)	1.25%	0.89%	(0.03)%		(0.76)%	(0.04)%
Portfolio Turnover Rate	135%	149%	122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Amount represents greater than $(0.01) per share.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year		Year	Year
	Ended	Ended		Ended		Ended	Ended
	July 31,	July 31,		July 31,		July 31,	July 31,
Class C Shares	2024	2023		2022		2021	2020
Net asset value, beginning of year	$10.15	$10.64		$12.01		$11.89	$10.92
Activity from investment operations:
Net investment income (loss) (1)	0.05	0.01		(0.09)		(0.17)	(0.09)
Net realized and unrealized gain (loss) on investments	0.52	0.07		(0.66)		1.75	1.16
Total from investment operations	0.57	0.08		(0.75)		1.58	1.07
Paid-in-capital from redemption fees	—	—		0.00	(3)	0.00 (3)	—
Less distributions from:
Net investment income	(0.34)	(0.20)		—		—	(0.01)
Net realized gains	—	(0.37)		(0.62)		(1.46)	(0.09)
Total distributions	(0.34)	(0.57)		(0.62)		(1.46)	(0.10)
Net asset value, end of year	$10.38	$10.15		$10.64		$12.01	$11.89
Total return (2)	5.81%	0.69	% (7)	(6.55	)% (7)	14.04%	9.87%
Net assets, end of year (000s)	$2,719	$4,354		$5,650		$8,150	$18,613
Ratio of gross expenses to average net assets (4)(6)	2.68%	2.60%		2.60%		2.61%	2.58%
Ratio of net expenses to average net assets (4)	2.67%	2.59%		2.59%		2.60%	2.57%
Ratio of net investment income (loss) to average net assets (4)(5)	0.50%	0.14%		(0.80)%		(1.51)%	(0.79)%
Portfolio Turnover Rate	135%	149%		122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	July 31,		July 31,		July 31,		July 31,	July 31,
Institutional Class Shares	2024		2023		2022		2021	2020
Net asset value, beginning of year	$11.66		$12.18		$13.52		$13.15	$12.12
Activity from investment operations:
Net investment income (loss) (1)	0.17		0.13		0.03		(0.07)	0.03
Net realized and unrealized gain (loss) on investments	0.60		0.07		(0.75)		1.96	1.27
Total from investment operations	0.77		0.20		(0.72)		1.89	1.30
Paid-in-capital from redemption fees	—		0.00	(3)	—		0.00 (3)	—
Less distributions from:
Net investment income	(0.51)		(0.35)		—		(0.06)	(0.18)
Net realized gains	—		(0.37)		(0.62)		(1.46)	(0.09)
Total distributions	(0.51)		(0.72)		(0.62)		(1.52)	(0.27)
Net asset value, end of year	$11.92		$11.66		$12.18		$13.52	$13.15
Total return (2)	6.94	% (7)	1.63	% (7)	(5.57	)% (7)	15.14%	11.02%
Net assets, end of year (000s)	$4,286		$7,565		$8,932		$13,973	$6,735
Ratio of gross expenses to average net assets (4)(6)	1.68%		1.60%		1.61%		1.61%	1.58%
Ratio of net expenses to average net assets (4)	1.67%		1.59%		1.59%		1.59%	1.57%
Ratio of net investment income (loss) to average net assets (4)(5)	1.50%		1.15%		0.20%		(0.51)%	0.27%
Portfolio Turnover Rate	135%		149%		122%		112%	124%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.78	$9.55	$10.59	$9.50	$9.94
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	0.13	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.51	(0.28)	1.05	1.89	0.20
Total from investment operations	0.48	(0.15)	1.02	1.79	0.21
Paid-in-capital from redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.11)	(0.53)	—	(0.49)	(0.09)
Net realized gains	—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	(0.11)	(0.62)	(2.06)	(0.70)	(0.65)
Net asset value, end of year	$9.15	$8.78	$9.55	$10.59	$9.50
Total return (2)	5.61%	(1.39)%	10.87%	19.46%	2.03%
Net assets, end of year (000s)	$24,736	$29,536	$31,558	$27,287	$17,875
Ratio of gross expenses to average net assets (4)(6)	1.84%	1.65%	1.69%	1.83%	1.74%
Ratio of net expenses to average net assets (4)	1.84%	1.65%	1.69%	1.83%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.30)%	1.46%	(0.25)%	(0.98)%	0.07%
Portfolio Turnover Rate	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.75	$8.49	$9.70	$8.75	$9.20
Activity from investment operations:
Net investment income (loss) (1)	(0.08)	0.05	(0.10)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	0.44	(0.24)	0.95	1.72	0.19
Total from investment operations	0.36	(0.19)	0.85	1.57	0.13
Paid-in-capital from redemption fees	—	—	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.01)	(0.46)	—	(0.41)	(0.02)
Net realized gains	—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	(0.01)	(0.55)	(2.06)	(0.62)	(0.58)
Net asset value, end of year	$8.10	$7.75	$8.49	$9.70	$8.75
Total return (2)	4.70%	(2.13)%	10.00%	18.51%	1.24%
Net assets, end of year (000s)	$2,254	$4,121	$6,676	$9,047	$21,539
Ratio of gross expenses to average net assets (4)(6)	2.59%	2.40%	2.44%	2.58%	2.49%
Ratio of net expenses to average net assets (4)	2.59%	2.40%	2.43%	2.58%	2.49%
Ratio of net investment income (loss) to average net assets (4)(5)	(1.05)%	0.71%	(1.06)%	(1.62)%	(0.67)%
Portfolio Turnover Rate	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.88	$9.66	$10.66	$9.56	$10.01
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.15	0.01	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	0.52	(0.28)	1.05	1.89	0.20
Total from investment operations	0.51	(0.13)	1.06	1.82	0.23
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.14)	(0.56)	—	(0.51)	(0.12)
Net realized gains	—	(0.09)	(2.06)	(0.21)	(0.56)
Total distributions	(0.14)	(0.65)	(2.06)	(0.72)	(0.68)
Net asset value, end of year	$9.25	$8.88	$9.66	$10.66	$9.56
Total return (2)	5.84%	(1.24)%	11.20%	19.73%	2.23%
Net assets, end of year (000s)	$14,193	$28,224	$43,333	$17,919	$45,834
Ratio of gross expenses to average net assets (4)(6)	1.59%	1.40%	1.44%	1.58%	1.49%
Ratio of net expenses to average net assets (4)	1.59%	1.40%	1.44%	1.58%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.05)%	1.71%	0.09%	(0.65)%	0.34%
Portfolio Turnover Rate	76%	159%	150%	152%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year		Year	Year
	Ended	Ended		Ended		Ended	Ended
	July 31,	July 31,		July 31,		July 31,	July 31,
Class A Shares	2024	2023		2022		2021	2020
Net asset value, beginning of year	$6.99	$8.17		$6.33		$5.94	$7.37
Activity from investment operations:
Net investment income (loss) (1)	0.24	0.16		(0.09)		(0.09)	(0.00	) (8)
Net realized and unrealized gain (loss) on investments	(0.76)	1.41		2.07		0.48	(0.71)
Total from investment operations	(0.52)	1.57		1.98		0.39	(0.71)
Paid-in-capital from redemption fees (3)	0.00	0.00		0.00		0.00	0.00
Less distributions from:
Net investment income	(0.62)	(2.75)		(0.14)		—	(0.72)
Total distributions	(0.62)	(2.75)		(0.14)		—	(0.72)
Net asset value, end of year	$5.85	$6.99		$8.17		$6.33	$5.94
Total return (2)	(7.56)%	21.57	% (7)	31.98	% (7)	6.57%	(11.47)%
Net assets, end of year (000s)	$28,341	$36,498		$20,271		$6,502	$7,415
Ratio of gross expenses to average net assets (4)(6)	1.49%	1.46%		1.55%		1.61%	1.53%
Ratio of net expenses to average net assets (4)	1.47%	1.45%		1.54%		1.59%	1.51%
Ratio of net investment income (loss) to average net assets (4)(5)	3.77%	2.24%		(1.18)%		(1.51)%	0.02%
Portfolio Turnover Rate	12%	0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Amount represents greater than $(0.01)per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	July 31,		July 31,		July 31,		July 31,	July 31,
Class C Shares	2024		2023		2022		2021	2020
Net asset value, beginning of year	$6.37		$7.66		$5.93		$5.61	$7.02
Activity from investment operations:
Net investment income (loss) (1)	0.17		0.09		(0.14)		(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.69)		1.30		1.96		0.45	(0.67)
Total from investment operations	(0.52)		1.39		1.82		0.32	(0.71)
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00	0.00
Less distributions from:
Net investment income	(0.59)		(2.68)		(0.09)		—	(0.70)
Total distributions	(0.59)		(2.68)		(0.09)		—	(0.70)
Net asset value, end of year	$5.26		$6.37		$7.66		$5.93	$5.61
Total return (2)	(8.26	)% (7)	20.3	1% (7)	31.09	% (7)	5.70%	(12.07)%
Net assets, end of year (000s)	$2,491		$3,646		$3,231		$1,799	$2,379
Ratio of gross expenses to average net assets (4)(6)	2.24%		2.21%		2.29%		2.36%	2.28%
Ratio of net expenses to average net assets (4)	2.22%		2.20%		2.28%		2.34%	2.26%
Ratio of net investment income (loss) to average net assets (4)(5)	3.02%		1.49%		(1.95)%		(2.26)%	(0.70)%
Portfolio Turnover Rate	12%		0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year		Year	Year
	Ended	Ended		Ended		Ended	Ended
	July 31,	July 31,		July 31,		July 31,	July 31,
Institutional Class Shares	2024	2023		2022		2021	2020
Net asset value, beginning of year	$7.12	$8.29		$6.42		$6.01	$7.44
Activity from investment operations:
Net investment income (loss) (1)	0.25	0.18		(0.07)		(0.08)	0.02
Net realized and unrealized gain (loss) on investments	(0.78)	1.41		2.09		0.49	(0.72)
Total from investment operations	(0.53)	1.59		2.02		0.41	(0.70)
Paid-in-capital from redemption fees (3)	0.00	0.00		0.00		0.00	0.00
Less distributions from:
Net investment income	(0.62)	(2.76)		(0.15)		—	(0.73)
Total distributions	(0.62)	(2.76)		(0.15)		—	(0.73)
Net asset value, end of year	$5.97	$7.12		$8.29		$6.42	$6.01
Total return (2)	(7.44)%	21.64	% (7)	32.34	% (7)	6.82%	(11.23)%
Net assets, end of year (000s)	$178,695	$149,738		$108,933		$84,202	$74,005
Ratio of gross expenses to average net assets (4)(6)	1.24%	1.21%		1.29%		1.36%	1.28%
Ratio of net expenses to average net assets (4)	1.22%	1.20%		1.27%		1.34%	1.26%
Ratio of net investment income (loss) to average net assets (4)(5)	4.02%	2.49%		(1.01)%		(1.26)%	0.26%
Portfolio Turnover Rate	12%	0%		0%		11%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2024

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ADTMF is a “fund of funds”, in that it will generally invest in other investment companies.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment

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July 31, 2024

objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Board designated Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,044,370	$—	$—	$9,044,370
Exchange-Traded Funds	17,711,660	—	—	17,711,660
Exchange-Traded Note	1,651,650	—	—	1,651,650
Short Term Investment	4,330,386	—	—	4,330,386
Put Options Purchased	12,600	—	—	12,600
Open Long Futures Contracts *	15,680	—	—	15,680
Total	$32,766,346	$—	$—	$32,766,346
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$12,600	$—	$—	$12,600
Open Swap Contracts *	—	24,581	—	24,581
Total	$12,600	$24,581	$—	$37,181

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$37,818,764	$—	$—	$37,818,764
Short Term Investment	2,196,793	—	—	2,196,793
Put Options Purchased	33,600	—	—	33,600
Total	$40,049,157	$—	$—	$40,049,157
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$31,500	$—	$—	$31,500
Open Futures Contracts *	116,930	—	—	116,930
Total	$148,430	$—	$—	$148,430

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$40,665,547	$—	$—	$40,665,547
Open Swap Contracts *	—	253,220	—	253,220
Short Term Investment	167,330,509	—	—	167,330,509
Total	$207,996,056	$253,220	$—	$208,249,276

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps contracts open as of July 31, 2024.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT -CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures, and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk - Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk - By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk - Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2024	July 31, 2024
ADB-CFC	12/5/2012	$2,213,703	6.96%
ADT-CFC	12/12/2011	687,435	1.67%
AMFS-CFC	7/23/2010	52,778,738	25.19%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2021 – July 31, 2023, or expected to be taken in the Funds’ July 31, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended July 31, 2024, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2024 for any Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the Secured Overnight Financing Rate (“SOFR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the SOFR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$78,592
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	54,011	Unrealized depreciation on swap contracts	—
Futures: Commodity Risk	Unrealized appreciation on futures contracts	15,680	Unrealized depreciation on futures contracts	—
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	12,600	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	12,600
		$82,291		$91,192

Fair Values of Derivative Instruments in ADTMF as of July 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$116,930
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	33,600	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	31,500
		$33,600		$148,430

Fair Values of Derivative Instruments in AMFSF as of July 31, 2024:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of Assets
Primary Risk Exposure	Assets and Liabilities	Value	and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$3,317,302
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	3,570,522	Unrealized depreciation on swap contracts	—
		$3,570,522		$3,317,302

The average notional value of the derivative instruments for the year ended July 31, 2024 is disclosed below:

	Average Notional Value
	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$1,871,155	$4,426,268	$3,496,127	$2,412,973	$1,714,650
ADTMF	3,917,935	11,548,809	8,338,636	—	—
AMFSF	—	—	—	96,393,584	99,158,423

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2024:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$198,914	$—	$—	$—	$198,914
Securities, unaffiliated companies	—	—	(200,425)	—	(200,425)
Swap contracts	(36,974)	(512,996)	—	—	(549,970)
Written Options	—	—	(205,448)	—	(205,448)
Total net realized gain (loss)	$161,940	$(512,996)	$(405,873)	$—	$(756,929)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$83,380	$—	$—	$—	$83,380
Securities, unaffiliated companies	—	—	96,590	—	96,590
Swap contracts	44,077	(138,752)	—	—	(94,675)
Written Options	—	—	166,950	—	166,950
Total net change in unrealized appreciation (depreciation)	$127,457	$(138,752)	$263,540	$—	$252,245

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Futures contracts	$(1,197,305)	$—	$—	$—	$(1,197,305)
Securities, unaffiliated companies	—	—	(408,436)	—	(408,436)
Written options	—	—	(356,279)	—	(356,279)
Total net realized loss	$(1,197,305)	$—	$(764,715)	$—	$(1,962,020)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(331,550)	$—	$—	$—	$(331,550)
Securities, unaffiliated companies	—	—	161,324	—	161,324
Written Options	—	—	241,650	—	241,650
Total net change in unrealized appreciation (depreciation)	$(331,550)	$—	$402,974	$—	$71,424

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Swap contracts	$(7,115,477)	$(13,332,220)	$—	$—	$(20,447,697)
Total net realized gain (loss)	$(7,115,477)	$(13,332,220)	$—	$—	$(20,447,697)

Net change in unrealized appreciation (depreciation) of:
Swap contracts	$(5,305,109)	$3,010,755	$—	$—	$(2,294,354)
Total net change in unrealized appreciation (depreciation)	$(5,305,109)	$3,010,755	$—	$—	$(2,294,354)

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2024, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2024.

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Future Contracts - Goldman Sachs	$15,680	$—	$15,680	$—	$—	$15,680
Put Options Purchased - Goldman Sachs	12,600	—	12,600	(12,600)	—	—
Total	$28,280	$—	$28,280	$(12,600)	$—	$15,680
ADTMF
Put Options Purchased - Goldman Sachs	$33,600	$—	$33,600	$(31,500)	$—	$2,100
Total	$33,600	$—	$33,600	$(31,500)	$—	$2,100
AMFSF
Swap Contracts - Morgan Stanley	$253,220	$—	$253,220	$—	$—	$253,220
Total	$253,220	$—	$253,220	$—	$—	$253,220

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADTBF
Call Options Written - Goldman Sachs	$(12,600)	$—	$(12,600)	$12,600	$—	$—
Swap Contracts - Morgan Stanley	(24,581)	—	(24,581)	—	—	(24,581)
Total	$(37,181)	$—	$(37,181)	$12,600	$—	$(24,581)
ADTMF
Futures Contracts - Goldman Sachs	$(116,930)	$—	$(116,930)	$—	$—	$(116,930)
Call Options Written - Goldman Sachs	(31,500)	—	(31,500)	31,500	—	—
Total	$(148,430)	$—	$(148,430)	$31,500	$—	$(116,930)

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2024, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$37,433,905	$40,551,600
ADTMF	34,715,440	56,197,918
AMFSF	5,155,714	4,984,250

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2024, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”) and Arrow Reserve Capital Management ETF (“ARCM”). ADTMF invested in no affiliated funds, and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM and DWCR and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in ARCM, respectively. For the year ended July 31, 2024, the Advisor waived $3,341, $0, and $20,892, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2024, the Distributor received $74,975, of which $10,815 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2024, ADTBF, ADTMF and AMFSF assessed $1, $93, and $26,217 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2024, ADTBF and AMFSF owned 0.7% and 88.2% of ARCM, respectively. As of July 31, 2024, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 1.0% and 19.4%, respectively.

ADTBF invests a portion of its assets in Arrow DWA Tactical: International ETF (“DWCR”), a series of the Trust that is advised by the Advisor. DWCR seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of July 31, 2024, ADTBF owned 67.6% of DWCR. As of July 31, 2024, the percentage of ADTBF’s net assets invested in DWCR was 16.3%.

AMFSF invests a portion of its assets in the First American Government Obligations Fund- Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of July 31, 2024, the percentage of AMFSF’s net assets invested in First American was 79.9%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2024 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the year ended July 31, 2024 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	Shares -
Tickers	Description	Year	Purchases	Proceeds	Gain (Loss)	Income	of Year	(Depreciation)	End of Year
ARCM	Arrow Reserve Capital Management ETF	$311,725	$—	$—	$—	$15,312	$313,200	$1,475	3,126
DWCR	Arrow DWA Tactical: International ETF	6,199,815	—	(1,362,364)	91,506	84,981	5,168,518	239,561	168,966
YPS	Arrow Reverse Cap 500 ETF	1,321,457	—	(1,290,824)	41,801	40,146	—	(72,434)	—
		$7,832,997	$—	$(2,653,188)	$133,307	$140,439	$5,481,718	$168,602

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited to	Value - End	Appreciation/	Shares -
Tickers	Description	Year	Purchases	Proceeds	Loss	Income	of Year	(Depreciation)	End of Year
ARCM	Arrow Reserve Capital Management ETF	$40,314,502	$5,155,715	$(4,984,500)	$(26,000)	$2,045,396	$40,665,547	$205,830	405,877

For the year ended July 31, 2024, there were no cross trade transactions executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2024 and July 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2024	Income	Capital Gains	Capital	Total
ADBF	$1,439,073	$—	$—	$1,439,073
ADTMF	614,377	—	—	614,377
AMFSF	16,716,300	—	—	16,716,300

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2023	Income	Capital Gains	Capital	Total
ADBF	$1,038,839	$1,242,524	$—	$2,281,363
ADTMF	4,652,755	489,093	—	5,141,848
AMFSF	49,924,390	—	—	49,924,390

As of July 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$44,929	$—	$—	$(769,346)	$—	$2,986,641	$2,262,224
ADTMF	—	—	(178,046)	(2,173,369)	—	6,747,964	4,396,549
AMFSF	—	—	(5,151,220)	(888,686)	—	55,373	(5,984,533)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures, options and swap contracts, and undistributed long term capital gains from Form 2439.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$—
ADTMF	—
AMFSF	5,127,310

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTMF	178,046
AMFSF	23,910

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2024

At July 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

				CLCF
	Short-Term	Long-Term	Total	UTILIZED
ADBF	$769,346	$—	$769,346	$766,398
ADTMF	2,173,369	—	2,173,369	—
AMFSF	712,304	176,382	888,686	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and distributions in excess, and adjustments for equalization credits, and the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
ADBF	$18,071	$(18,071)
ADTMF	(1,572,331)	1,572,331
AMFSF	(9,942,603)	9,942,603

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$29,751,425	$3,206,088	$(219,447)	$2,986,641
ADTMF	33,269,693	6,763,124	(15,160)	6,747,964
AMFSF	207,940,683	60,179	(4,806)	55,373

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund and the Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund (the “Funds”), each a series of share of beneficial interest in Arrow Investments Trust, as of July 31, 2024, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets and consolidated financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of each of the Funds as of July 31, 2024, the results of their consolidated operations for the year then ended, and the consolidated changes in net assets and consolidated financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ consolidated financial highlights for the year ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, counterparties, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/24